Condensed Consolidated Statements of Stockholders' Equity Deficit - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balances at Dec. 31, 2016	$ 15	$ 236,216	$ (240,610)	$ (4,379)
Balances (in shares) at Dec. 31, 2016	14,977,397
Issuance of stock options for payment of accrued compensation
Issuance of stock in connection with financing agreement	$ 9,315	12		12
Return of shares of stock by advisor	(40,000)
Beneficial conversion feature of Advance Notes
Convertible note beneficial conversion feature
Write down in fair value of warrants		(97)		(97)
Issuance of common stock in lieu of cash compensation
Issuance of common stock upon note conversions
Stock-based compensation expense		2,115		2,115
Comprehensive loss			(21,987)	(21,987)
Balances at Dec. 31, 2017	$ 15	238,246	(262,597)	(24,336)
Balances (in shares) at Dec. 31, 2017	14,946,712
Issuance of stock options for payment of accrued compensation		303		303
Issuance of common stock in exchange for services		51		51
Issuance of common stock in exchange for services, shares	88,333
Conversion of notes payable and related accrued interest and fees to common stock	$ 76	18,356		18,432
Conversion of notes payable and related accrued interest and fees to common stock (in shares)	76,007,754
Issuance of common stock for services		51		51
Issuance of common stock for services (in shares)	88,333
Issuance of common stock	$ 19	2,762		2,781
Issuance of common stock (in shares)	18,653,320
Beneficial conversion feature of Advance Notes				271
Convertible note beneficial conversion feature				1,465
Issuance of common stock in lieu of cash compensation				85
Issuance of common stock upon note conversions				18,432
Stock-based compensation expense		3,455		3,455
Comprehensive loss			(7,755)	(9,931)
Balances at Sep. 30, 2018	$ 110	265,725	(272,528)	(6,693)
Balances (in shares) at Sep. 30, 2018	109,872,526
Balances at Dec. 31, 2017	$ 15	238,246	(262,597)	(24,336)
Balances (in shares) at Dec. 31, 2017	14,946,712
Issuance of stock options for payment of accrued compensation		303		303
Issuance of common stock in exchange for services	113,333	81		81
Conversion of notes payable and related accrued interest and fees to common stock	$ 76	18,356		18,432
Conversion of notes payable and related accrued interest and fees to common stock (in shares)	76,007,754
Issuance of common stock, net of issuance costs	$ 19	2,762		2,781
Issuance of common stock, net of issuance costs (in shares)	18,653,320
Beneficial conversion feature of Advance Notes		271		271
Convertible note beneficial conversion feature		1,465		1,465
Write down in fair value of warrants
Issuance of common stock in lieu of cash compensation	151,407	85		85
Issuance of common stock upon note conversions				18,432
Stock-based compensation expense		4,812		4,812
Comprehensive loss			(12,004)	(12,004)
Balances at Dec. 31, 2018	$ 110	266,381	(274,601)	(8,110)
Balances (in shares) at Dec. 31, 2018	109,872,526
Balances at Jun. 30, 2018	$ 110	263,173	(270,352)	(7,069)
Balances (in shares) at Jun. 30, 2018	109,696,119
Issuance of common stock for payment of accrued compensation		85		85
Issuance of common stock for payment of accrued compensation, shares	151,407
Issuance of common stock in exchange for services		16		16
Issuance of common stock in exchange for services, shares	25,000
Beneficial conversion feature of Advance Notes		271		271
Convertible note beneficial conversion feature		1,465		1,465
Stock-based compensation expense		715		715
Comprehensive loss			(2,176)	(2,176)
Balances at Sep. 30, 2018	$ 110	265,725	(272,528)	(6,693)
Balances (in shares) at Sep. 30, 2018	109,872,526
Balances at Dec. 31, 2018	$ 110	266,381	(274,601)	(8,110)
Balances (in shares) at Dec. 31, 2018	109,872,526
Issuance of stock options for payment of accrued compensation		195		195
Issuance of common stock for payment of accrued compensation		90		90
Issuance of common stock for payment of accrued compensation, shares	93,358
Issuance of common stock in exchange for services		68		68
Issuance of common stock in exchange for services, shares	82,432
Beneficial conversion feature of Advance Notes
Convertible note beneficial conversion feature		143		143
Issuance of common stock in lieu of cash compensation				120
Issuance of common stock upon note conversions	$ 2	979		981
Issuance of common stock upon note conversions, shares	2,179,622
Exercise of common stock options	$ 1	324		$ 325
Exercise of common stock options, shares	488,625			488,625
Stock-based compensation expense		1,426		$ 1,426
Comprehensive loss			(5,879)	(8,268)
Balances at Sep. 30, 2019	$ 113	270,090	(282,869)	(12,666)
Balances (in shares) at Sep. 30, 2019	112,780,386
Balances at Jun. 30, 2019	$ 113	269,606	(280,480)	(10,761)
Balances (in shares) at Jun. 30, 2019	112,741,563
Issuance of common stock for payment of accrued compensation		30		30
Issuance of common stock for payment of accrued compensation, shares	35,294
Issuance of common stock in exchange for services		3		3
Issuance of common stock in exchange for services, shares	3,529
Stock-based compensation expense		451		451
Comprehensive loss			(2,389)	(2,389)
Balances at Sep. 30, 2019	$ 113	$ 270,090	$ (282,869)	$ (12,666)
Balances (in shares) at Sep. 30, 2019	112,780,386